Intangibles	12 Months Ended
Dec. 31, 2017
Intangibles
Intangibles

17.Intangibles

Changes in intangibles are as follows:

	Goodwill	Concessions	Right of use	Software	Total
Balance at December 31, 2015	2,956	1,814	207	347	5,324

Additions	—	1,100	1	13	1,114
Disposals	—	(12)	—	—	(12)
Amortization	—	(248)	(2)	(153)	(403)
Impairment of discontinued operations (note 14)	(30)	—	—	—	(30)
Translation adjustment	188	570	9	61	828
Transfers	—	77	(68)	74	83
Effect of discontinued operations
Transfer to net assets held for sale	(33)	—	—	—	(33)

Balance at December 31, 2016	3,081	3,301	147	342	6,871

Cost	3,081	4,467	222	1,570	9,340
Accumulated amortization	—	(1,166)	(75)	(1,228)	(2,469)

Balance at December 31, 2016	3,081	3,301	147	342	6,871

Additions	—	980	—	26	1,006
Disposals	—	(9)	—	—	(9)
Amortization	—	(209)	(2)	(142)	(353)
Translation adjustment	65	(79)	7	3	(4)
Merger of Valepar (note 29)	964	—	—	—	964
Transfers	—	18	—	—	18

Balance at December 31, 2017	4,110	4,002	152	229	8,493

Cost	4,110	5,075	241	1,554	10,980
Accumulated amortization	—	(1,073)	(89)	(1,325)	(2,487)

Balance at December 31, 2017	4,110	4,002	152	229	8,493

a) Goodwill - The goodwill arose from the acquisition of iron ore and nickel businesses. In 2017, the goodwill was recognized on the acquisition of Vale controlling interest by Valepar, based on the expected future returns on the ferrous segment. As the fundamentals are still valid on the date of the merger of Valepar by Vale, the goodwill was fully recognized. The Company has not recognized the deferred taxes over the goodwill, since there are no differences between the tax basis and accounting basis. The Company assess periodically the recoverable amount of the goodwill.

b) Concessions - The concessions refer to the agreements with governments for the exploration and the development of ports and railways. The Company holds railway concessions which are valid over a certain period of time. Those assets are classified as intangible assets and amortized over the shorter of their useful lives and the concession term at the end of which they will be returned to the government.

c) Right of use - Refers to intangible identified in the business combination of Vale Canada Limited (“Vale Canada”) and to the usufruct contract between the Company and noncontrolling stockholders to use the shares of Empreendimentos Brasileiros de Mineração S.A. (owner of Minerações Brasileiras Reunidas S.A. shares). The amortization of the right of use will expire in 2037 and Vale Canada’s intangible will end in September of 2046.

Accounting policy

Intangibles are carried at the acquisition cost, net of accumulated amortization and impairment charges.

The estimated useful lives are as follows:

Useful life
Concessions	3 to 50 years
Right of use	22 to 31 years
Software	5 years